UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22380

Investment Company Act File Number

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Bond and Option Strategies Fund

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 77.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.0%
Vermont Municipal Bond Bank, 4.00%, 12/1/17(1)	$2,515	$2,885,283
Vermont Municipal Bond Bank, 5.00%, 12/1/19	705	867,094

		$3,752,377

Education — 2.2%
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 10/15/20	$2,000	$2,521,960
New York State Dormitory Authority, 5.00%, 7/1/21	1,000	1,237,160
University of Arkansas, 3.00%, 11/1/19	195	212,267

		$3,971,387

Electric Utilities — 2.3%
California Department of Water Resources System, Electric Revenue, 5.00%, 5/1/22	$1,000	$1,221,000
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/19	2,500	3,058,400

		$4,279,400

Escrowed/Prerefunded — 3.7%
Columbus, OH, Prerefunded to 7/1/14, 5.00%, 7/1/20	$1,000	$1,058,260
Harris County, TX, Flood Control District, Prerefunded to 10/1/14, 5.25%, 10/1/20	2,545	2,731,625
New York, NY, Transitional Finance Authority, Prerefunded to 8/1/13, 5.00%, 8/1/21	3,000	3,049,710

		$6,839,595

General Obligations — 39.3%
Alexandria, VA, 4.00%, 7/1/16	$2,980	$3,318,200
Beaufort County, SC, School District, 5.00%, 3/1/19	5,370	6,526,483
Bedford, MA, 4.00%, 8/15/16	1,380	1,540,177
Carrollton, TX, 3.00%, 8/15/15	100	106,149
Charleston County, SC, School District, 5.00%, 2/1/19	7,020	8,543,059
Dakota County, MN, Community Development Agency, 3.00%, 1/1/14	500	510,235
Florida Board of Education, 5.00%, 6/1/17	2,010	2,361,268
Frederick County, MD, 4.00%, 2/1/15	555	592,113
Georgia, 5.00%, 7/1/17	600	710,130
Georgia, 5.00%, 7/1/19	3,070	3,791,082
Hoover, AL, Board of Education Capital Outlay Warrants, 5.00%, 2/15/14	2,815	2,932,104
Hopkinton, MA, 4.00%, 7/15/16	240	265,610
Lexington County, SC, School District No. 1, 5.00%, 3/1/21	2,000	2,499,500
Liberty Hill, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/21	515	439,666
Loudoun County, VA, 5.00%, 12/1/17	2,015	2,417,436
Maricopa County, AZ, Community College District, 3.00%, 7/1/18	1,605	1,759,080
Maryland, 5.00%, 8/1/19	5,750	7,112,807
Massachusetts, 5.50%, 10/1/15	400	451,348
Mississippi, 5.00%, 10/1/21	500	595,130
Morris County, NJ, 5.00%, 2/15/14	1,650	1,719,267
New York, 5.00%, 4/15/15	500	549,365
North Carolina, 4.00%, 6/1/14	5,000	5,223,000

Security	Principal Amount (000’s omitted)	Value
Richardson, TX, 5.00%, 2/15/18	$2,790	$3,327,326
St. Louis County, MO, Parkway C-2 School District, 4.00%, 3/1/20	1,700	1,995,511
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/20	2,000	2,496,020
Utah, 5.00%, 7/1/19(1)	3,300	4,075,104
Wake, NC, 5.00%, 3/1/21	2,000	2,523,220
Washington, 5.00%, 7/1/20	1,095	1,356,333
Wisconsin, 5.00%, 5/1/20	2,255	2,784,406

		$72,521,129

Insured-Escrowed/Prerefunded — 1.0%
Anchorage, AK, (FGIC), Prerefunded to 9/1/13, 5.00%, 9/1/20	$1,750	$1,786,032

		$1,786,032

Insured-General Obligations — 0.4%
Houston, TX, (NPFG), 5.25%, 3/1/14	$785	$821,479

		$821,479

Insured-Transportation — 0.6%
New York State Thruway Authority, (AGM), 5.00%, 3/15/14	$1,000	$1,046,890

		$1,046,890

Lease Revenue/Certificates of Participation — 0.6%
Orange County, FL, School Board, 5.00%, 8/1/16	$500	$565,050
Orange County, FL, School Board, 5.00%, 8/1/19	500	590,085

		$1,155,135

Other Revenue — 0.6%
New Jersey Environmental Infrastructure Trust, 4.00%, 9/1/19	$1,000	$1,171,820

		$1,171,820

Special Tax Revenue — 8.5%
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 1/1/20	$6,000	$7,324,800
New York State Urban Development Corp., 5.00%, 1/1/15	2,125	2,296,679
New York State Urban Development Corp., 5.00%, 12/15/17	5,000	5,981,800

		$15,603,279

Transportation — 14.5%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/21	$1,350	$1,720,750
New York State Thruway Authority, 5.00%, 4/1/18(1)	20,000	23,842,400
Washington Federal Highway Grant Anticipation Revenue, 5.00%, 9/1/22	1,000	1,243,690

		$26,806,840

Water and Sewer — 2.1%
Massachusetts Water Pollution Abatement Trust, 4.00%, 8/1/17	$1,860	$2,126,743
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/21	1,415	1,773,943

		$3,900,686

Total Tax-Exempt Municipal Securities — 77.8% (identified cost $136,557,079)		$143,656,049

Taxable Municipal Securities — 14.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.8%
Indianapolis, IN, Local Public Improvement Bond Bank, 1.627%, 1/15/19	$8,750	$8,865,063
Indianapolis, IN, Local Public Improvement Bond Bank, 1.957%, 1/15/20	3,645	3,716,624

		$12,581,687

Education — 2.7%
Arizona School Facilities Board, 2.005%, 7/1/20	$5,000	$5,045,550

		$5,045,550

General Obligations — 4.6%
California, 6.20%, 10/1/19	$6,945	$8,538,183

		$8,538,183

Water and Sewer — 0.5%
Savannah, GA, Water & Sewer Revenue, 4.00%, 12/1/16	$770	$830,160

		$830,160

Total Taxable Municipal Securities — 14.6% (identified cost $26,732,149)		$26,995,580

Call Options Purchased — 0.0%(2)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	201	$1,650	4/5/13	$1,507
S&P 500 Index	198	1,660	4/12/13	2,475
S&P 500 Index	196	1,660	4/20/13	2,940
S&P 500 Index	195	1,670	4/26/13	3,900
S&P 500 Index FLEX	203	1,645	4/1/13	—
S&P 500 Index FLEX	203	1,647	4/3/13	2
S&P 500 Index FLEX	200	1,657	4/9/13	88
S&P 500 Index FLEX	200	1,657	4/10/13	144
S&P 500 Index FLEX	200	1,662	4/15/13	542
S&P 500 Index FLEX	196	1,657	4/17/13	1,257
S&P 500 Index FLEX	196	1,657	4/22/13	3,074
S&P 500 Index FLEX	197	1,667	4/24/13	2,348

Total Call Options Purchased (identified cost $60,766)				$18,277

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	201	$1,410	4/5/13	$2,512
S&P 500 Index	198	1,425	4/12/13	10,890
S&P 500 Index	196	1,415	4/20/13	11,760
S&P 500 Index	195	1,425	4/26/13	31,200
S&P 500 Index FLEX	203	1,405	4/1/13	—
S&P 500 Index FLEX	203	1,403	4/3/13	2
S&P 500 Index FLEX	200	1,418	4/9/13	638
S&P 500 Index FLEX	200	1,418	4/10/13	946
S&P 500 Index FLEX	200	1,413	4/15/13	3,295
S&P 500 Index FLEX	196	1,413	4/17/13	4,836
S&P 500 Index FLEX	196	1,403	4/22/13	8,212

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	197	$1,413	4/24/13	$13,446

Total Put Options Purchased (identified cost $317,501)				$87,737

Short-Term Investments — 12.0%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)			$22,229	$22,229,484

Total Short-Term Investments — 12.0% (identified cost $22,229,484)				$22,229,484

Total Investments — 104.5% (identified cost $185,896,979)				$192,987,127

Call Options Written — (0.9)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	201	$1,575	4/5/13	$(98,490)
S&P 500 Index	198	1,585	4/12/13	(90,090)
S&P 500 Index	196	1,585	4/20/13	(139,160)
S&P 500 Index	195	1,595	4/26/13	(116,025)
S&P 500 Index FLEX	203	1,570	4/1/13	(119,527)
S&P 500 Index FLEX	203	1,570	4/3/13	(147,627)
S&P 500 Index FLEX	200	1,580	4/9/13	(130,205)
S&P 500 Index FLEX	200	1,580	4/10/13	(139,974)
S&P 500 Index FLEX	200	1,585	4/15/13	(144,242)
S&P 500 Index FLEX	196	1,580	4/17/13	(194,919)
S&P 500 Index FLEX	196	1,580	4/22/13	(230,403)
S&P 500 Index FLEX	197	1,590	4/24/13	(165,527)

Total Call Options Written — (0.9)% (premiums received $1,322,599)				$(1,716,189)

Put Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	201	$1,485	4/5/13	$(11,558)
S&P 500 Index	198	1,500	4/12/13	(39,600)
S&P 500 Index	196	1,490	4/20/13	(54,390)
S&P 500 Index	195	1,500	4/26/13	(97,500)
S&P 500 Index FLEX	203	1,480	4/1/13	(65)
S&P 500 Index FLEX	203	1,480	4/3/13	(691)
S&P 500 Index FLEX	200	1,495	4/9/13	(15,871)
S&P 500 Index FLEX	200	1,495	4/10/13	(19,247)
S&P 500 Index FLEX	200	1,490	4/15/13	(34,102)
S&P 500 Index FLEX	196	1,490	4/17/13	(41,320)
S&P 500 Index FLEX	196	1,480	4/22/13	(50,399)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	197	$1,490	4/24/13	$(72,145)

Total Put Options Written — (0.2)% (premiums received $1,170,024)				$(436,888)

Other Assets, Less Liabilities — (3.4)%				$(6,238,949)

Net Assets — 100.0%				$184,595,101

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

FGIC	-	Financial Guaranty Insurance Company

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At March 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	20.6%
Others, representing less than 10% individually	71.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 1.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 0.9% of total investments.

(1)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2013 was $5,241.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$185,101,425

Gross unrealized appreciation	$8,170,953
Gross unrealized depreciation	(285,251)

Net unrealized appreciation	$7,885,702

Written options activity for the fiscal year to date ended March 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	5,480	$3,866,443
Options written	15,900	8,420,745
Options terminated in closing purchase transactions	(6,572)	(4,115,595)
Options expired	(10,038)	(5,678,970)

Outstanding, end of period	4,770	$2,492,623

At March 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting any potential loss. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

At March 31, 2013, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $106,014 and $2,153,077, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$143,656,049	$—	$143,656,049
Taxable Municipal Securities	—	26,995,580	—	26,995,580
Call Options Purchased	10,822	7,455	—	18,277
Put Options Purchased	56,362	31,375	—	87,737
Short-Term Investments	—	22,229,484	—	22,229,484
Total Investments	$67,184	$192,919,943	$—	$192,987,127

Liability Description
Call Options Written	$(443,765)	$(1,272,424)	$—	$(1,716,189)
Put Options Written	(203,048)	(233,840)	—	(436,888)
Total	$(646,813)	$(1,506,264)	$—	$(2,153,077)

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2013